Shareholder Report	6 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AIM Sector Funds (Invesco Sector Funds)
Entity Central Index Key	0000725781
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000188943 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Energy Fund
Class Name	Class R6
Trading Symbol	IENSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Energy Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Energy Fund (Class R6)	$46	0.84%
*	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.84%	[1]
Net Assets	$ 420,195,300
Holdings Count | Holding	28
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$420,195,300
Total number of portfolio holdings	28
Portfolio turnover rate	8%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Exxon Mobil Corp.	13.91%
Chevron Corp.	12.88%
Shell PLC, ADR	8.67%
Suncor Energy, Inc.	5.81%
ConocoPhillips	5.24%
Canadian Natural Resources Ltd.	4.79%
Tenaris S.A.	4.61%
BP PLC, ADR	4.28%
SLB Ltd.	4.26%
TotalEnergies SE	4.23%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Exxon Mobil Corp.	13.91%
Chevron Corp.	12.88%
Shell PLC, ADR	8.67%
Suncor Energy, Inc.	5.81%
ConocoPhillips	5.24%
Canadian Natural Resources Ltd.	4.79%
Tenaris S.A.	4.61%
BP PLC, ADR	4.28%
SLB Ltd.	4.26%
TotalEnergies SE	4.23%
* Excluding money market fund holdings, if any.

C000023157 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Energy Fund
Class Name	Class R5
Trading Symbol	IENIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Energy Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Energy Fund (Class R5)	$49	0.91%
*	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.91%	[2]
Net Assets	$ 420,195,300
Holdings Count | Holding	28
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$420,195,300
Total number of portfolio holdings	28
Portfolio turnover rate	8%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Exxon Mobil Corp.	13.91%
Chevron Corp.	12.88%
Shell PLC, ADR	8.67%
Suncor Energy, Inc.	5.81%
ConocoPhillips	5.24%
Canadian Natural Resources Ltd.	4.79%
Tenaris S.A.	4.61%
BP PLC, ADR	4.28%
SLB Ltd.	4.26%
TotalEnergies SE	4.23%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Exxon Mobil Corp.	13.91%
Chevron Corp.	12.88%
Shell PLC, ADR	8.67%
Suncor Energy, Inc.	5.81%
ConocoPhillips	5.24%
Canadian Natural Resources Ltd.	4.79%
Tenaris S.A.	4.61%
BP PLC, ADR	4.28%
SLB Ltd.	4.26%
TotalEnergies SE	4.23%
* Excluding money market fund holdings, if any.

C000000341 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Energy Fund
Class Name	Investor Class
Trading Symbol	FSTEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Energy Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Energy Fund (Investor Class)	$68	1.25%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.25%	[3],[4]
Net Assets	$ 420,195,300
Holdings Count | Holding	28
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$420,195,300
Total number of portfolio holdings	28
Portfolio turnover rate	8%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Exxon Mobil Corp.	13.91%
Chevron Corp.	12.88%
Shell PLC, ADR	8.67%
Suncor Energy, Inc.	5.81%
ConocoPhillips	5.24%
Canadian Natural Resources Ltd.	4.79%
Tenaris S.A.	4.61%
BP PLC, ADR	4.28%
SLB Ltd.	4.26%
TotalEnergies SE	4.23%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Exxon Mobil Corp.	13.91%
Chevron Corp.	12.88%
Shell PLC, ADR	8.67%
Suncor Energy, Inc.	5.81%
ConocoPhillips	5.24%
Canadian Natural Resources Ltd.	4.79%
Tenaris S.A.	4.61%
BP PLC, ADR	4.28%
SLB Ltd.	4.26%
TotalEnergies SE	4.23%
* Excluding money market fund holdings, if any.

C000071330 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Energy Fund
Class Name	Class Y
Trading Symbol	IENYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Energy Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Energy Fund (Class Y)	$54	1.00%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.00%	[5],[6]
Net Assets	$ 420,195,300
Holdings Count | Holding	28
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$420,195,300
Total number of portfolio holdings	28
Portfolio turnover rate	8%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Exxon Mobil Corp.	13.91%
Chevron Corp.	12.88%
Shell PLC, ADR	8.67%
Suncor Energy, Inc.	5.81%
ConocoPhillips	5.24%
Canadian Natural Resources Ltd.	4.79%
Tenaris S.A.	4.61%
BP PLC, ADR	4.28%
SLB Ltd.	4.26%
TotalEnergies SE	4.23%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Exxon Mobil Corp.	13.91%
Chevron Corp.	12.88%
Shell PLC, ADR	8.67%
Suncor Energy, Inc.	5.81%
ConocoPhillips	5.24%
Canadian Natural Resources Ltd.	4.79%
Tenaris S.A.	4.61%
BP PLC, ADR	4.28%
SLB Ltd.	4.26%
TotalEnergies SE	4.23%
* Excluding money market fund holdings, if any.

C000265795 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Energy Fund
Class Name	Class R
Trading Symbol	IEFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Energy Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment▼	Costs paid as a percentage of a $10,000 investment*
Invesco Energy Fund (Class R)	$13	1.50%†
▼	For the period September 30, 2025 (commencement of operations) to October 31, 2025. Expenses for a full reporting period would be higher.
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 13	[7]
Expense Ratio, Percent	1.50%	[8],[9]
Net Assets	$ 420,195,300
Holdings Count | Holding	28
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$420,195,300
Total number of portfolio holdings	28
Portfolio turnover rate	8%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Exxon Mobil Corp.	13.91%
Chevron Corp.	12.88%
Shell PLC, ADR	8.67%
Suncor Energy, Inc.	5.81%
ConocoPhillips	5.24%
Canadian Natural Resources Ltd.	4.79%
Tenaris S.A.	4.61%
BP PLC, ADR	4.28%
SLB Ltd.	4.26%
TotalEnergies SE	4.23%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Exxon Mobil Corp.	13.91%
Chevron Corp.	12.88%
Shell PLC, ADR	8.67%
Suncor Energy, Inc.	5.81%
ConocoPhillips	5.24%
Canadian Natural Resources Ltd.	4.79%
Tenaris S.A.	4.61%
BP PLC, ADR	4.28%
SLB Ltd.	4.26%
TotalEnergies SE	4.23%
* Excluding money market fund holdings, if any.

C000000339 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Energy Fund
Class Name	Class C
Trading Symbol	IEFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Energy Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Energy Fund (Class C)	$108	2.00%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	2.00%	[10],[11]
Net Assets	$ 420,195,300
Holdings Count | Holding	28
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$420,195,300
Total number of portfolio holdings	28
Portfolio turnover rate	8%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Exxon Mobil Corp.	13.91%
Chevron Corp.	12.88%
Shell PLC, ADR	8.67%
Suncor Energy, Inc.	5.81%
ConocoPhillips	5.24%
Canadian Natural Resources Ltd.	4.79%
Tenaris S.A.	4.61%
BP PLC, ADR	4.28%
SLB Ltd.	4.26%
TotalEnergies SE	4.23%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Exxon Mobil Corp.	13.91%
Chevron Corp.	12.88%
Shell PLC, ADR	8.67%
Suncor Energy, Inc.	5.81%
ConocoPhillips	5.24%
Canadian Natural Resources Ltd.	4.79%
Tenaris S.A.	4.61%
BP PLC, ADR	4.28%
SLB Ltd.	4.26%
TotalEnergies SE	4.23%
* Excluding money market fund holdings, if any.

C000000337 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Energy Fund
Class Name	Class A
Trading Symbol	IENAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Energy Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Energy Fund (Class A)	$68	1.25%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.25%	[12],[13]
Net Assets	$ 420,195,300
Holdings Count | Holding	28
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$420,195,300
Total number of portfolio holdings	28
Portfolio turnover rate	8%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Exxon Mobil Corp.	13.91%
Chevron Corp.	12.88%
Shell PLC, ADR	8.67%
Suncor Energy, Inc.	5.81%
ConocoPhillips	5.24%
Canadian Natural Resources Ltd.	4.79%
Tenaris S.A.	4.61%
BP PLC, ADR	4.28%
SLB Ltd.	4.26%
TotalEnergies SE	4.23%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Exxon Mobil Corp.	13.91%
Chevron Corp.	12.88%
Shell PLC, ADR	8.67%
Suncor Energy, Inc.	5.81%
ConocoPhillips	5.24%
Canadian Natural Resources Ltd.	4.79%
Tenaris S.A.	4.61%
BP PLC, ADR	4.28%
SLB Ltd.	4.26%
TotalEnergies SE	4.23%
* Excluding money market fund holdings, if any.

C000000361 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Technology Fund
Class Name	Class A
Trading Symbol	ITYAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Technology Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Technology Fund (Class A)	$62	1.00%
*	Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.00%	[14]
Net Assets	$ 2,241,552,133
Holdings Count | Holding	58
Investment Company Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$2,241,552,133
Total number of portfolio holdings	58
Portfolio turnover rate	96%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.50%
Broadcom, Inc.	4.92%
Alphabet, Inc., Class A	4.74%
Microsoft Corp.	4.66%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.38%
Advanced Micro Devices, Inc.	2.86%
Apple, Inc.	2.63%
Arista Networks, Inc.	2.61%
Shopify, Inc., Class A	2.27%
MongoDB, Inc.	2.22%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.50%
Broadcom, Inc.	4.92%
Alphabet, Inc., Class A	4.74%
Microsoft Corp.	4.66%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.38%
Advanced Micro Devices, Inc.	2.86%
Apple, Inc.	2.63%
Arista Networks, Inc.	2.61%
Shopify, Inc., Class A	2.27%
MongoDB, Inc.	2.22%
* Excluding money market fund holdings, if any.

C000000363 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Technology Fund
Class Name	Class C
Trading Symbol	ITHCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Technology Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Technology Fund (Class C)	$108	1.75%
*	Annualized.

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.75%	[15]
Net Assets	$ 2,241,552,133
Holdings Count | Holding	58
Investment Company Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$2,241,552,133
Total number of portfolio holdings	58
Portfolio turnover rate	96%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.50%
Broadcom, Inc.	4.92%
Alphabet, Inc., Class A	4.74%
Microsoft Corp.	4.66%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.38%
Advanced Micro Devices, Inc.	2.86%
Apple, Inc.	2.63%
Arista Networks, Inc.	2.61%
Shopify, Inc., Class A	2.27%
MongoDB, Inc.	2.22%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.50%
Broadcom, Inc.	4.92%
Alphabet, Inc., Class A	4.74%
Microsoft Corp.	4.66%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.38%
Advanced Micro Devices, Inc.	2.86%
Apple, Inc.	2.63%
Arista Networks, Inc.	2.61%
Shopify, Inc., Class A	2.27%
MongoDB, Inc.	2.22%
* Excluding money market fund holdings, if any.

C000265796 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Technology Fund
Class Name	Class R
Trading Symbol	ITYRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Technology Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment▼	Costs paid as a percentage of a $10,000 investment*
Invesco Technology Fund (Class R)	$11	1.25%
▼	For the period September 30, 2025 (commencement of operations) to October 31,2025. Expenses for a full reporting period would be higher.
*	Annualized.

Expenses Paid, Amount	$ 11	[16]
Expense Ratio, Percent	1.25%	[17]
Net Assets	$ 2,241,552,133
Holdings Count | Holding	58
Investment Company Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$2,241,552,133
Total number of portfolio holdings	58
Portfolio turnover rate	96%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.50%
Broadcom, Inc.	4.92%
Alphabet, Inc., Class A	4.74%
Microsoft Corp.	4.66%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.38%
Advanced Micro Devices, Inc.	2.86%
Apple, Inc.	2.63%
Arista Networks, Inc.	2.61%
Shopify, Inc., Class A	2.27%
MongoDB, Inc.	2.22%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.50%
Broadcom, Inc.	4.92%
Alphabet, Inc., Class A	4.74%
Microsoft Corp.	4.66%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.38%
Advanced Micro Devices, Inc.	2.86%
Apple, Inc.	2.63%
Arista Networks, Inc.	2.61%
Shopify, Inc., Class A	2.27%
MongoDB, Inc.	2.22%
* Excluding money market fund holdings, if any.

C000071334 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Technology Fund
Class Name	Class Y
Trading Symbol	ITYYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Technology Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Technology Fund (Class Y)	$46	0.75%
*	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.75%	[18]
Net Assets	$ 2,241,552,133
Holdings Count | Holding	58
Investment Company Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$2,241,552,133
Total number of portfolio holdings	58
Portfolio turnover rate	96%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.50%
Broadcom, Inc.	4.92%
Alphabet, Inc., Class A	4.74%
Microsoft Corp.	4.66%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.38%
Advanced Micro Devices, Inc.	2.86%
Apple, Inc.	2.63%
Arista Networks, Inc.	2.61%
Shopify, Inc., Class A	2.27%
MongoDB, Inc.	2.22%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.50%
Broadcom, Inc.	4.92%
Alphabet, Inc., Class A	4.74%
Microsoft Corp.	4.66%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.38%
Advanced Micro Devices, Inc.	2.86%
Apple, Inc.	2.63%
Arista Networks, Inc.	2.61%
Shopify, Inc., Class A	2.27%
MongoDB, Inc.	2.22%
* Excluding money market fund holdings, if any.

C000000365 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Technology Fund
Class Name	Investor Class
Trading Symbol	FTCHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Technology Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Technology Fund (Investor Class)	$55	0.89%
*	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.89%	[19]
Net Assets	$ 2,241,552,133
Holdings Count | Holding	58
Investment Company Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$2,241,552,133
Total number of portfolio holdings	58
Portfolio turnover rate	96%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.50%
Broadcom, Inc.	4.92%
Alphabet, Inc., Class A	4.74%
Microsoft Corp.	4.66%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.38%
Advanced Micro Devices, Inc.	2.86%
Apple, Inc.	2.63%
Arista Networks, Inc.	2.61%
Shopify, Inc., Class A	2.27%
MongoDB, Inc.	2.22%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.50%
Broadcom, Inc.	4.92%
Alphabet, Inc., Class A	4.74%
Microsoft Corp.	4.66%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.38%
Advanced Micro Devices, Inc.	2.86%
Apple, Inc.	2.63%
Arista Networks, Inc.	2.61%
Shopify, Inc., Class A	2.27%
MongoDB, Inc.	2.22%
* Excluding money market fund holdings, if any.

C000023158 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Technology Fund
Class Name	Class R5
Trading Symbol	FTPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Technology Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Technology Fund (Class R5)	$44	0.72%
*	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.72%	[20]
Net Assets	$ 2,241,552,133
Holdings Count | Holding	58
Investment Company Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$2,241,552,133
Total number of portfolio holdings	58
Portfolio turnover rate	96%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.50%
Broadcom, Inc.	4.92%
Alphabet, Inc., Class A	4.74%
Microsoft Corp.	4.66%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.38%
Advanced Micro Devices, Inc.	2.86%
Apple, Inc.	2.63%
Arista Networks, Inc.	2.61%
Shopify, Inc., Class A	2.27%
MongoDB, Inc.	2.22%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.50%
Broadcom, Inc.	4.92%
Alphabet, Inc., Class A	4.74%
Microsoft Corp.	4.66%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.38%
Advanced Micro Devices, Inc.	2.86%
Apple, Inc.	2.63%
Arista Networks, Inc.	2.61%
Shopify, Inc., Class A	2.27%
MongoDB, Inc.	2.22%
* Excluding money market fund holdings, if any.

C000188945 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Technology Fund
Class Name	Class R6
Trading Symbol	FTPSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Technology Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Technology Fund (Class R6)	$39	0.64%
*	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.64%	[21]
Net Assets	$ 2,241,552,133
Holdings Count | Holding	58
Investment Company Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$2,241,552,133
Total number of portfolio holdings	58
Portfolio turnover rate	96%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.50%
Broadcom, Inc.	4.92%
Alphabet, Inc., Class A	4.74%
Microsoft Corp.	4.66%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.38%
Advanced Micro Devices, Inc.	2.86%
Apple, Inc.	2.63%
Arista Networks, Inc.	2.61%
Shopify, Inc., Class A	2.27%
MongoDB, Inc.	2.22%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.50%
Broadcom, Inc.	4.92%
Alphabet, Inc., Class A	4.74%
Microsoft Corp.	4.66%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.38%
Advanced Micro Devices, Inc.	2.86%
Apple, Inc.	2.63%
Arista Networks, Inc.	2.61%
Shopify, Inc., Class A	2.27%
MongoDB, Inc.	2.22%
* Excluding money market fund holdings, if any.

C000120718 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Dividend Income Fund
Class Name	Class R6
Trading Symbol	IFUTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Dividend Income Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Dividend Income Fund (Class R6)	$32	0.59%
*	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.59%	[22]
Net Assets	$ 3,669,870,779
Holdings Count | Holding	73
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$3,669,870,779
Total number of portfolio holdings	73
Portfolio turnover rate	14%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.92%
Lowe's Cos., Inc.	2.99%
Johnson & Johnson	2.93%
Bank of America Corp.	2.81%
Walmart, Inc.	2.80%
Microsoft Corp.	2.37%
Chevron Corp.	2.36%
Cisco Systems, Inc.	2.33%
McDonald's Corp.	2.26%
Parker-Hannifin Corp.	2.19%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.92%
Lowe's Cos., Inc.	2.99%
Johnson & Johnson	2.93%
Bank of America Corp.	2.81%
Walmart, Inc.	2.80%
Microsoft Corp.	2.37%
Chevron Corp.	2.36%
Cisco Systems, Inc.	2.33%
McDonald's Corp.	2.26%
Parker-Hannifin Corp.	2.19%
* Excluding money market fund holdings, if any.

C000029688 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Dividend Income Fund
Class Name	Class R5
Trading Symbol	FSIUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Dividend Income Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Dividend Income Fund (Class R5)	$35	0.66%
*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.66%	[23]
Net Assets	$ 3,669,870,779
Holdings Count | Holding	73
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$3,669,870,779
Total number of portfolio holdings	73
Portfolio turnover rate	14%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.92%
Lowe's Cos., Inc.	2.99%
Johnson & Johnson	2.93%
Bank of America Corp.	2.81%
Walmart, Inc.	2.80%
Microsoft Corp.	2.37%
Chevron Corp.	2.36%
Cisco Systems, Inc.	2.33%
McDonald's Corp.	2.26%
Parker-Hannifin Corp.	2.19%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.92%
Lowe's Cos., Inc.	2.99%
Johnson & Johnson	2.93%
Bank of America Corp.	2.81%
Walmart, Inc.	2.80%
Microsoft Corp.	2.37%
Chevron Corp.	2.36%
Cisco Systems, Inc.	2.33%
McDonald's Corp.	2.26%
Parker-Hannifin Corp.	2.19%
* Excluding money market fund holdings, if any.

C000000369 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Dividend Income Fund
Class Name	Investor Class
Trading Symbol	FSTUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Dividend Income Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Dividend Income Fund (Investor Class)	$49	0.92%
*	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.92%	[24]
Net Assets	$ 3,669,870,779
Holdings Count | Holding	73
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$3,669,870,779
Total number of portfolio holdings	73
Portfolio turnover rate	14%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.92%
Lowe's Cos., Inc.	2.99%
Johnson & Johnson	2.93%
Bank of America Corp.	2.81%
Walmart, Inc.	2.80%
Microsoft Corp.	2.37%
Chevron Corp.	2.36%
Cisco Systems, Inc.	2.33%
McDonald's Corp.	2.26%
Parker-Hannifin Corp.	2.19%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.92%
Lowe's Cos., Inc.	2.99%
Johnson & Johnson	2.93%
Bank of America Corp.	2.81%
Walmart, Inc.	2.80%
Microsoft Corp.	2.37%
Chevron Corp.	2.36%
Cisco Systems, Inc.	2.33%
McDonald's Corp.	2.26%
Parker-Hannifin Corp.	2.19%
* Excluding money market fund holdings, if any.

C000071335 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Dividend Income Fund
Class Name	Class Y
Trading Symbol	IAUYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Dividend Income Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Dividend Income Fund (Class Y)	$36	0.67%
*	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.67%	[25]
Net Assets	$ 3,669,870,779
Holdings Count | Holding	73
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$3,669,870,779
Total number of portfolio holdings	73
Portfolio turnover rate	14%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.92%
Lowe's Cos., Inc.	2.99%
Johnson & Johnson	2.93%
Bank of America Corp.	2.81%
Walmart, Inc.	2.80%
Microsoft Corp.	2.37%
Chevron Corp.	2.36%
Cisco Systems, Inc.	2.33%
McDonald's Corp.	2.26%
Parker-Hannifin Corp.	2.19%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.92%
Lowe's Cos., Inc.	2.99%
Johnson & Johnson	2.93%
Bank of America Corp.	2.81%
Walmart, Inc.	2.80%
Microsoft Corp.	2.37%
Chevron Corp.	2.36%
Cisco Systems, Inc.	2.33%
McDonald's Corp.	2.26%
Parker-Hannifin Corp.	2.19%
* Excluding money market fund holdings, if any.

C000217956 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Dividend Income Fund
Class Name	Class R
Trading Symbol	IRTCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Dividend Income Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Dividend Income Fund (Class R)	$63	1.17%
*	Annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.17%	[26]
Net Assets	$ 3,669,870,779
Holdings Count | Holding	73
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$3,669,870,779
Total number of portfolio holdings	73
Portfolio turnover rate	14%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.92%
Lowe's Cos., Inc.	2.99%
Johnson & Johnson	2.93%
Bank of America Corp.	2.81%
Walmart, Inc.	2.80%
Microsoft Corp.	2.37%
Chevron Corp.	2.36%
Cisco Systems, Inc.	2.33%
McDonald's Corp.	2.26%
Parker-Hannifin Corp.	2.19%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.92%
Lowe's Cos., Inc.	2.99%
Johnson & Johnson	2.93%
Bank of America Corp.	2.81%
Walmart, Inc.	2.80%
Microsoft Corp.	2.37%
Chevron Corp.	2.36%
Cisco Systems, Inc.	2.33%
McDonald's Corp.	2.26%
Parker-Hannifin Corp.	2.19%
* Excluding money market fund holdings, if any.

C000000368 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Dividend Income Fund
Class Name	Class C
Trading Symbol	IUTCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Dividend Income Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Dividend Income Fund (Class C)	$89	1.67%
*	Annualized.

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.67%	[27]
Net Assets	$ 3,669,870,779
Holdings Count | Holding	73
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$3,669,870,779
Total number of portfolio holdings	73
Portfolio turnover rate	14%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.92%
Lowe's Cos., Inc.	2.99%
Johnson & Johnson	2.93%
Bank of America Corp.	2.81%
Walmart, Inc.	2.80%
Microsoft Corp.	2.37%
Chevron Corp.	2.36%
Cisco Systems, Inc.	2.33%
McDonald's Corp.	2.26%
Parker-Hannifin Corp.	2.19%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.92%
Lowe's Cos., Inc.	2.99%
Johnson & Johnson	2.93%
Bank of America Corp.	2.81%
Walmart, Inc.	2.80%
Microsoft Corp.	2.37%
Chevron Corp.	2.36%
Cisco Systems, Inc.	2.33%
McDonald's Corp.	2.26%
Parker-Hannifin Corp.	2.19%
* Excluding money market fund holdings, if any.

C000000366 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Dividend Income Fund
Class Name	Class A
Trading Symbol	IAUTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Dividend Income Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Dividend Income Fund (Class A)	$49	0.91%
*	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.91%	[28]
Net Assets	$ 3,669,870,779
Holdings Count | Holding	73
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$3,669,870,779
Total number of portfolio holdings	73
Portfolio turnover rate	14%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.92%
Lowe's Cos., Inc.	2.99%
Johnson & Johnson	2.93%
Bank of America Corp.	2.81%
Walmart, Inc.	2.80%
Microsoft Corp.	2.37%
Chevron Corp.	2.36%
Cisco Systems, Inc.	2.33%
McDonald's Corp.	2.26%
Parker-Hannifin Corp.	2.19%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.92%
Lowe's Cos., Inc.	2.99%
Johnson & Johnson	2.93%
Bank of America Corp.	2.81%
Walmart, Inc.	2.80%
Microsoft Corp.	2.37%
Chevron Corp.	2.36%
Cisco Systems, Inc.	2.33%
McDonald's Corp.	2.26%
Parker-Hannifin Corp.	2.19%
* Excluding money market fund holdings, if any.

C000084479 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Comstock Fund
Class Name	Class A
Trading Symbol	ACSTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Comstock Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Comstock Fund (Class A)	$42	0.77%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.77%	[29],[30]
Net Assets	$ 12,997,275,843
Holdings Count | Holding	98
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$12,997,275,843
Total number of portfolio holdings	98
Portfolio turnover rate	11%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Bank of America Corp.	3.64%
Alphabet, Inc., Class A	3.11%
Microsoft Corp.	2.91%
Wells Fargo & Co.	2.91%
CVS Health Corp.	2.71%
Cisco Systems, Inc.	2.57%
Chevron Corp.	2.35%
State Street Corp.	2.08%
Citigroup, Inc.	1.89%
Sempra	1.86%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Bank of America Corp.	3.64%
Alphabet, Inc., Class A	3.11%
Microsoft Corp.	2.91%
Wells Fargo & Co.	2.91%
CVS Health Corp.	2.71%
Cisco Systems, Inc.	2.57%
Chevron Corp.	2.35%
State Street Corp.	2.08%
Citigroup, Inc.	1.89%
Sempra	1.86%
* Excluding money market fund holdings, if any.

C000084481 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Comstock Fund
Class Name	Class C
Trading Symbol	ACSYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Comstock Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Comstock Fund (Class C)	$82	1.52%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.52%	[31],[32]
Net Assets	$ 12,997,275,843
Holdings Count | Holding	98
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$12,997,275,843
Total number of portfolio holdings	98
Portfolio turnover rate	11%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Bank of America Corp.	3.64%
Alphabet, Inc., Class A	3.11%
Microsoft Corp.	2.91%
Wells Fargo & Co.	2.91%
CVS Health Corp.	2.71%
Cisco Systems, Inc.	2.57%
Chevron Corp.	2.35%
State Street Corp.	2.08%
Citigroup, Inc.	1.89%
Sempra	1.86%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Bank of America Corp.	3.64%
Alphabet, Inc., Class A	3.11%
Microsoft Corp.	2.91%
Wells Fargo & Co.	2.91%
CVS Health Corp.	2.71%
Cisco Systems, Inc.	2.57%
Chevron Corp.	2.35%
State Street Corp.	2.08%
Citigroup, Inc.	1.89%
Sempra	1.86%
* Excluding money market fund holdings, if any.

C000084484 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Comstock Fund
Class Name	Class R
Trading Symbol	ACSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Comstock Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Comstock Fund (Class R)	$55	1.02%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.02%	[33],[34]
Net Assets	$ 12,997,275,843
Holdings Count | Holding	98
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$12,997,275,843
Total number of portfolio holdings	98
Portfolio turnover rate	11%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Bank of America Corp.	3.64%
Alphabet, Inc., Class A	3.11%
Microsoft Corp.	2.91%
Wells Fargo & Co.	2.91%
CVS Health Corp.	2.71%
Cisco Systems, Inc.	2.57%
Chevron Corp.	2.35%
State Street Corp.	2.08%
Citigroup, Inc.	1.89%
Sempra	1.86%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Bank of America Corp.	3.64%
Alphabet, Inc., Class A	3.11%
Microsoft Corp.	2.91%
Wells Fargo & Co.	2.91%
CVS Health Corp.	2.71%
Cisco Systems, Inc.	2.57%
Chevron Corp.	2.35%
State Street Corp.	2.08%
Citigroup, Inc.	1.89%
Sempra	1.86%
* Excluding money market fund holdings, if any.

C000084482 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Comstock Fund
Class Name	Class Y
Trading Symbol	ACSDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Comstock Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Comstock Fund (Class Y)	$28	0.52%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.52%	[35],[36]
Net Assets	$ 12,997,275,843
Holdings Count | Holding	98
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$12,997,275,843
Total number of portfolio holdings	98
Portfolio turnover rate	11%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Bank of America Corp.	3.64%
Alphabet, Inc., Class A	3.11%
Microsoft Corp.	2.91%
Wells Fargo & Co.	2.91%
CVS Health Corp.	2.71%
Cisco Systems, Inc.	2.57%
Chevron Corp.	2.35%
State Street Corp.	2.08%
Citigroup, Inc.	1.89%
Sempra	1.86%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Bank of America Corp.	3.64%
Alphabet, Inc., Class A	3.11%
Microsoft Corp.	2.91%
Wells Fargo & Co.	2.91%
CVS Health Corp.	2.71%
Cisco Systems, Inc.	2.57%
Chevron Corp.	2.35%
State Street Corp.	2.08%
Citigroup, Inc.	1.89%
Sempra	1.86%
* Excluding money market fund holdings, if any.

C000084483 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Comstock Fund
Class Name	Class R5
Trading Symbol	ACSHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Comstock Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Comstock Fund (Class R5)	$26	0.49%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.49%	[37],[38]
Net Assets	$ 12,997,275,843
Holdings Count | Holding	98
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$12,997,275,843
Total number of portfolio holdings	98
Portfolio turnover rate	11%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Bank of America Corp.	3.64%
Alphabet, Inc., Class A	3.11%
Microsoft Corp.	2.91%
Wells Fargo & Co.	2.91%
CVS Health Corp.	2.71%
Cisco Systems, Inc.	2.57%
Chevron Corp.	2.35%
State Street Corp.	2.08%
Citigroup, Inc.	1.89%
Sempra	1.86%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Bank of America Corp.	3.64%
Alphabet, Inc., Class A	3.11%
Microsoft Corp.	2.91%
Wells Fargo & Co.	2.91%
CVS Health Corp.	2.71%
Cisco Systems, Inc.	2.57%
Chevron Corp.	2.35%
State Street Corp.	2.08%
Citigroup, Inc.	1.89%
Sempra	1.86%
* Excluding money market fund holdings, if any.

C000120720 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Comstock Fund
Class Name	Class R6
Trading Symbol	ICSFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Comstock Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Comstock Fund (Class R6)	$23	0.42%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.42%	[39],[40]
Net Assets	$ 12,997,275,843
Holdings Count | Holding	98
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$12,997,275,843
Total number of portfolio holdings	98
Portfolio turnover rate	11%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Bank of America Corp.	3.64%
Alphabet, Inc., Class A	3.11%
Microsoft Corp.	2.91%
Wells Fargo & Co.	2.91%
CVS Health Corp.	2.71%
Cisco Systems, Inc.	2.57%
Chevron Corp.	2.35%
State Street Corp.	2.08%
Citigroup, Inc.	1.89%
Sempra	1.86%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Bank of America Corp.	3.64%
Alphabet, Inc., Class A	3.11%
Microsoft Corp.	2.91%
Wells Fargo & Co.	2.91%
CVS Health Corp.	2.71%
Cisco Systems, Inc.	2.57%
Chevron Corp.	2.35%
State Street Corp.	2.08%
Citigroup, Inc.	1.89%
Sempra	1.86%
* Excluding money market fund holdings, if any.

C000177891 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Small Cap Value Fund
Class Name	Class R6
Trading Symbol	SMVSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Small Cap Value Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Value Fund (Class R6)	$38	0.68%
*	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.68%	[41]
Net Assets	$ 7,572,179,274
Holdings Count | Holding	120
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$7,572,179,274
Total number of portfolio holdings	120
Portfolio turnover rate	33%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Coherent Corp.	3.97%
Western Alliance Bancorporation	2.73%
MKS, Inc.	2.52%
NRG Energy, Inc.	2.36%
Globe Life, Inc.	2.25%
Entegris, Inc.	2.13%
WESCO International, Inc.	2.08%
ICON PLC	1.94%
Hudbay Minerals, Inc.	1.94%
Webster Financial Corp.	1.92%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Coherent Corp.	3.97%
Western Alliance Bancorporation	2.73%
MKS, Inc.	2.52%
NRG Energy, Inc.	2.36%
Globe Life, Inc.	2.25%
Entegris, Inc.	2.13%
WESCO International, Inc.	2.08%
ICON PLC	1.94%
Hudbay Minerals, Inc.	1.94%
Webster Financial Corp.	1.92%
* Excluding money market fund holdings, if any.

C000084498 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Small Cap Value Fund
Class Name	Class Y
Trading Symbol	VSMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Small Cap Value Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Value Fund (Class Y)	$45	0.80%
*	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.80%	[42]
Net Assets	$ 7,572,179,274
Holdings Count | Holding	120
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$7,572,179,274
Total number of portfolio holdings	120
Portfolio turnover rate	33%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Coherent Corp.	3.97%
Western Alliance Bancorporation	2.73%
MKS, Inc.	2.52%
NRG Energy, Inc.	2.36%
Globe Life, Inc.	2.25%
Entegris, Inc.	2.13%
WESCO International, Inc.	2.08%
ICON PLC	1.94%
Hudbay Minerals, Inc.	1.94%
Webster Financial Corp.	1.92%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Coherent Corp.	3.97%
Western Alliance Bancorporation	2.73%
MKS, Inc.	2.52%
NRG Energy, Inc.	2.36%
Globe Life, Inc.	2.25%
Entegris, Inc.	2.13%
WESCO International, Inc.	2.08%
ICON PLC	1.94%
Hudbay Minerals, Inc.	1.94%
Webster Financial Corp.	1.92%
* Excluding money market fund holdings, if any.

C000217957 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Small Cap Value Fund
Class Name	Class R
Trading Symbol	VSRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Small Cap Value Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Value Fund (Class R)	$73	1.30%
*	Annualized.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.30%	[43]
Net Assets	$ 7,572,179,274
Holdings Count | Holding	120
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$7,572,179,274
Total number of portfolio holdings	120
Portfolio turnover rate	33%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Coherent Corp.	3.97%
Western Alliance Bancorporation	2.73%
MKS, Inc.	2.52%
NRG Energy, Inc.	2.36%
Globe Life, Inc.	2.25%
Entegris, Inc.	2.13%
WESCO International, Inc.	2.08%
ICON PLC	1.94%
Hudbay Minerals, Inc.	1.94%
Webster Financial Corp.	1.92%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Coherent Corp.	3.97%
Western Alliance Bancorporation	2.73%
MKS, Inc.	2.52%
NRG Energy, Inc.	2.36%
Globe Life, Inc.	2.25%
Entegris, Inc.	2.13%
WESCO International, Inc.	2.08%
ICON PLC	1.94%
Hudbay Minerals, Inc.	1.94%
Webster Financial Corp.	1.92%
* Excluding money market fund holdings, if any.

C000084497 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Small Cap Value Fund
Class Name	Class C
Trading Symbol	VSMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Small Cap Value Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Value Fund (Class C)	$101	1.80%
*	Annualized.

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.80%	[44]
Net Assets	$ 7,572,179,274
Holdings Count | Holding	120
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$7,572,179,274
Total number of portfolio holdings	120
Portfolio turnover rate	33%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Coherent Corp.	3.97%
Western Alliance Bancorporation	2.73%
MKS, Inc.	2.52%
NRG Energy, Inc.	2.36%
Globe Life, Inc.	2.25%
Entegris, Inc.	2.13%
WESCO International, Inc.	2.08%
ICON PLC	1.94%
Hudbay Minerals, Inc.	1.94%
Webster Financial Corp.	1.92%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Coherent Corp.	3.97%
Western Alliance Bancorporation	2.73%
MKS, Inc.	2.52%
NRG Energy, Inc.	2.36%
Globe Life, Inc.	2.25%
Entegris, Inc.	2.13%
WESCO International, Inc.	2.08%
ICON PLC	1.94%
Hudbay Minerals, Inc.	1.94%
Webster Financial Corp.	1.92%
* Excluding money market fund holdings, if any.

C000084495 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Small Cap Value Fund
Class Name	Class A
Trading Symbol	VSCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Small Cap Value Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Value Fund (Class A)	$59	1.05%
*	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.05%	[45]
Net Assets	$ 7,572,179,274
Holdings Count | Holding	120
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$7,572,179,274
Total number of portfolio holdings	120
Portfolio turnover rate	33%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Coherent Corp.	3.97%
Western Alliance Bancorporation	2.73%
MKS, Inc.	2.52%
NRG Energy, Inc.	2.36%
Globe Life, Inc.	2.25%
Entegris, Inc.	2.13%
WESCO International, Inc.	2.08%
ICON PLC	1.94%
Hudbay Minerals, Inc.	1.94%
Webster Financial Corp.	1.92%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Coherent Corp.	3.97%
Western Alliance Bancorporation	2.73%
MKS, Inc.	2.52%
NRG Energy, Inc.	2.36%
Globe Life, Inc.	2.25%
Entegris, Inc.	2.13%
WESCO International, Inc.	2.08%
ICON PLC	1.94%
Hudbay Minerals, Inc.	1.94%
Webster Financial Corp.	1.92%
* Excluding money market fund holdings, if any.

C000084507 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Value Opportunities Fund
Class Name	Class A
Trading Symbol	VVOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Value Opportunities Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Value Opportunities Fund (Class A)	$56	0.99%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.99%	[46],[47]
Net Assets	$ 5,791,741,999
Holdings Count | Holding	102
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$5,791,741,999
Total number of portfolio holdings	102
Portfolio turnover rate	32%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Coherent Corp.	3.99%
MKS, Inc.	2.55%
NRG Energy, Inc.	2.40%
Electronic Arts, Inc.	2.36%
Marvell Technology, Inc.	2.29%
AECOM	2.28%
Vertiv Holdings Co., Class A	2.28%
Expedia Group, Inc.	2.24%
Huntington Bancshares, Inc.	2.17%
Entegris, Inc.	2.12%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Coherent Corp.	3.99%
MKS, Inc.	2.55%
NRG Energy, Inc.	2.40%
Electronic Arts, Inc.	2.36%
Marvell Technology, Inc.	2.29%
AECOM	2.28%
Vertiv Holdings Co., Class A	2.28%
Expedia Group, Inc.	2.24%
Huntington Bancshares, Inc.	2.17%
Entegris, Inc.	2.12%
* Excluding money market fund holdings, if any.

C000084509 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Value Opportunities Fund
Class Name	Class C
Trading Symbol	VVOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Value Opportunities Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Value Opportunities Fund (Class C)	$95	1.70%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.70%	[48],[49]
Net Assets	$ 5,791,741,999
Holdings Count | Holding	102
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$5,791,741,999
Total number of portfolio holdings	102
Portfolio turnover rate	32%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Coherent Corp.	3.99%
MKS, Inc.	2.55%
NRG Energy, Inc.	2.40%
Electronic Arts, Inc.	2.36%
Marvell Technology, Inc.	2.29%
AECOM	2.28%
Vertiv Holdings Co., Class A	2.28%
Expedia Group, Inc.	2.24%
Huntington Bancshares, Inc.	2.17%
Entegris, Inc.	2.12%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Coherent Corp.	3.99%
MKS, Inc.	2.55%
NRG Energy, Inc.	2.40%
Electronic Arts, Inc.	2.36%
Marvell Technology, Inc.	2.29%
AECOM	2.28%
Vertiv Holdings Co., Class A	2.28%
Expedia Group, Inc.	2.24%
Huntington Bancshares, Inc.	2.17%
Entegris, Inc.	2.12%
* Excluding money market fund holdings, if any.

C000095989 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Value Opportunities Fund
Class Name	Class R
Trading Symbol	VVORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Value Opportunities Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Value Opportunities Fund (Class R)	$70	1.24%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.24%	[50],[51]
Net Assets	$ 5,791,741,999
Holdings Count | Holding	102
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$5,791,741,999
Total number of portfolio holdings	102
Portfolio turnover rate	32%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Coherent Corp.	3.99%
MKS, Inc.	2.55%
NRG Energy, Inc.	2.40%
Electronic Arts, Inc.	2.36%
Marvell Technology, Inc.	2.29%
AECOM	2.28%
Vertiv Holdings Co., Class A	2.28%
Expedia Group, Inc.	2.24%
Huntington Bancshares, Inc.	2.17%
Entegris, Inc.	2.12%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Coherent Corp.	3.99%
MKS, Inc.	2.55%
NRG Energy, Inc.	2.40%
Electronic Arts, Inc.	2.36%
Marvell Technology, Inc.	2.29%
AECOM	2.28%
Vertiv Holdings Co., Class A	2.28%
Expedia Group, Inc.	2.24%
Huntington Bancshares, Inc.	2.17%
Entegris, Inc.	2.12%
* Excluding money market fund holdings, if any.

C000084510 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Value Opportunities Fund
Class Name	Class Y
Trading Symbol	VVOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Value Opportunities Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Value Opportunities Fund (Class Y)	$42	0.74%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.74%	[52],[53]
Net Assets	$ 5,791,741,999
Holdings Count | Holding	102
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$5,791,741,999
Total number of portfolio holdings	102
Portfolio turnover rate	32%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Coherent Corp.	3.99%
MKS, Inc.	2.55%
NRG Energy, Inc.	2.40%
Electronic Arts, Inc.	2.36%
Marvell Technology, Inc.	2.29%
AECOM	2.28%
Vertiv Holdings Co., Class A	2.28%
Expedia Group, Inc.	2.24%
Huntington Bancshares, Inc.	2.17%
Entegris, Inc.	2.12%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Coherent Corp.	3.99%
MKS, Inc.	2.55%
NRG Energy, Inc.	2.40%
Electronic Arts, Inc.	2.36%
Marvell Technology, Inc.	2.29%
AECOM	2.28%
Vertiv Holdings Co., Class A	2.28%
Expedia Group, Inc.	2.24%
Huntington Bancshares, Inc.	2.17%
Entegris, Inc.	2.12%
* Excluding money market fund holdings, if any.

C000095990 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Value Opportunities Fund
Class Name	Class R5
Trading Symbol	VVONX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Value Opportunities Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Value Opportunities Fund (Class R5)	$40	0.71%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.71%	[54],[55]
Net Assets	$ 5,791,741,999
Holdings Count | Holding	102
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$5,791,741,999
Total number of portfolio holdings	102
Portfolio turnover rate	32%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Coherent Corp.	3.99%
MKS, Inc.	2.55%
NRG Energy, Inc.	2.40%
Electronic Arts, Inc.	2.36%
Marvell Technology, Inc.	2.29%
AECOM	2.28%
Vertiv Holdings Co., Class A	2.28%
Expedia Group, Inc.	2.24%
Huntington Bancshares, Inc.	2.17%
Entegris, Inc.	2.12%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Coherent Corp.	3.99%
MKS, Inc.	2.55%
NRG Energy, Inc.	2.40%
Electronic Arts, Inc.	2.36%
Marvell Technology, Inc.	2.29%
AECOM	2.28%
Vertiv Holdings Co., Class A	2.28%
Expedia Group, Inc.	2.24%
Huntington Bancshares, Inc.	2.17%
Entegris, Inc.	2.12%
* Excluding money market fund holdings, if any.

C000188946 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Value Opportunities Fund
Class Name	Class R6
Trading Symbol	VVOSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Value Opportunities Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Value Opportunities Fund (Class R6)	$35	0.63%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.63%	[56],[57]
Net Assets	$ 5,791,741,999
Holdings Count | Holding	102
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$5,791,741,999
Total number of portfolio holdings	102
Portfolio turnover rate	32%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Coherent Corp.	3.99%
MKS, Inc.	2.55%
NRG Energy, Inc.	2.40%
Electronic Arts, Inc.	2.36%
Marvell Technology, Inc.	2.29%
AECOM	2.28%
Vertiv Holdings Co., Class A	2.28%
Expedia Group, Inc.	2.24%
Huntington Bancshares, Inc.	2.17%
Entegris, Inc.	2.12%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Coherent Corp.	3.99%
MKS, Inc.	2.55%
NRG Energy, Inc.	2.40%
Electronic Arts, Inc.	2.36%
Marvell Technology, Inc.	2.29%
AECOM	2.28%
Vertiv Holdings Co., Class A	2.28%
Expedia Group, Inc.	2.24%
Huntington Bancshares, Inc.	2.17%
Entegris, Inc.	2.12%
* Excluding money market fund holdings, if any.

C000209139 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Gold & Special Minerals Fund
Class Name	Class R6
Trading Symbol	OGMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Gold & Special Minerals Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Gold & Special Minerals Fund (Class R6)	$37	0.60%
*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.60%	[58]
Net Assets	$ 3,575,008,201
Holdings Count | Holding	84
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$3,575,008,201
Total number of portfolio holdings	84
Portfolio turnover rate	69%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Newmont Corp.	11.54%
Agnico Eagle Mines Ltd.	10.39%
Barrick Mining Corp.	4.76%
Franco-Nevada Corp.	4.49%
Gold Fields Ltd., ADR	4.42%
Wheaton Precious Metals Corp.	4.41%
Kinross Gold Corp.	4.35%
Zijin Mining Group Co. Ltd., H Shares	3.07%
AngloGold Ashanti PLC	3.05%
Northern Star Resources Ltd.	2.96%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Newmont Corp.	11.54%
Agnico Eagle Mines Ltd.	10.39%
Barrick Mining Corp.	4.76%
Franco-Nevada Corp.	4.49%
Gold Fields Ltd., ADR	4.42%
Wheaton Precious Metals Corp.	4.41%
Kinross Gold Corp.	4.35%
Zijin Mining Group Co. Ltd., H Shares	3.07%
AngloGold Ashanti PLC	3.05%
Northern Star Resources Ltd.	2.96%
* Excluding money market fund holdings, if any.

C000209138 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Gold & Special Minerals Fund
Class Name	Class R5
Trading Symbol	IOGYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Gold & Special Minerals Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Gold & Special Minerals Fund (Class R5)	$41	0.67%
*	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.67%	[59]
Net Assets	$ 3,575,008,201
Holdings Count | Holding	84
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$3,575,008,201
Total number of portfolio holdings	84
Portfolio turnover rate	69%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Newmont Corp.	11.54%
Agnico Eagle Mines Ltd.	10.39%
Barrick Mining Corp.	4.76%
Franco-Nevada Corp.	4.49%
Gold Fields Ltd., ADR	4.42%
Wheaton Precious Metals Corp.	4.41%
Kinross Gold Corp.	4.35%
Zijin Mining Group Co. Ltd., H Shares	3.07%
AngloGold Ashanti PLC	3.05%
Northern Star Resources Ltd.	2.96%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Newmont Corp.	11.54%
Agnico Eagle Mines Ltd.	10.39%
Barrick Mining Corp.	4.76%
Franco-Nevada Corp.	4.49%
Gold Fields Ltd., ADR	4.42%
Wheaton Precious Metals Corp.	4.41%
Kinross Gold Corp.	4.35%
Zijin Mining Group Co. Ltd., H Shares	3.07%
AngloGold Ashanti PLC	3.05%
Northern Star Resources Ltd.	2.96%
* Excluding money market fund holdings, if any.

C000209137 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Gold & Special Minerals Fund
Class Name	Class Y
Trading Symbol	OGMYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Gold & Special Minerals Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Gold & Special Minerals Fund (Class Y)	$44	0.71%
*	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.71%	[60]
Net Assets	$ 3,575,008,201
Holdings Count | Holding	84
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$3,575,008,201
Total number of portfolio holdings	84
Portfolio turnover rate	69%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Newmont Corp.	11.54%
Agnico Eagle Mines Ltd.	10.39%
Barrick Mining Corp.	4.76%
Franco-Nevada Corp.	4.49%
Gold Fields Ltd., ADR	4.42%
Wheaton Precious Metals Corp.	4.41%
Kinross Gold Corp.	4.35%
Zijin Mining Group Co. Ltd., H Shares	3.07%
AngloGold Ashanti PLC	3.05%
Northern Star Resources Ltd.	2.96%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Newmont Corp.	11.54%
Agnico Eagle Mines Ltd.	10.39%
Barrick Mining Corp.	4.76%
Franco-Nevada Corp.	4.49%
Gold Fields Ltd., ADR	4.42%
Wheaton Precious Metals Corp.	4.41%
Kinross Gold Corp.	4.35%
Zijin Mining Group Co. Ltd., H Shares	3.07%
AngloGold Ashanti PLC	3.05%
Northern Star Resources Ltd.	2.96%
* Excluding money market fund holdings, if any.

C000209136 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Gold & Special Minerals Fund
Class Name	Class R
Trading Symbol	OGMNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Gold & Special Minerals Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Gold & Special Minerals Fund (Class R)	$74	1.21%
*	Annualized.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.21%	[61]
Net Assets	$ 3,575,008,201
Holdings Count | Holding	84
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$3,575,008,201
Total number of portfolio holdings	84
Portfolio turnover rate	69%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Newmont Corp.	11.54%
Agnico Eagle Mines Ltd.	10.39%
Barrick Mining Corp.	4.76%
Franco-Nevada Corp.	4.49%
Gold Fields Ltd., ADR	4.42%
Wheaton Precious Metals Corp.	4.41%
Kinross Gold Corp.	4.35%
Zijin Mining Group Co. Ltd., H Shares	3.07%
AngloGold Ashanti PLC	3.05%
Northern Star Resources Ltd.	2.96%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Newmont Corp.	11.54%
Agnico Eagle Mines Ltd.	10.39%
Barrick Mining Corp.	4.76%
Franco-Nevada Corp.	4.49%
Gold Fields Ltd., ADR	4.42%
Wheaton Precious Metals Corp.	4.41%
Kinross Gold Corp.	4.35%
Zijin Mining Group Co. Ltd., H Shares	3.07%
AngloGold Ashanti PLC	3.05%
Northern Star Resources Ltd.	2.96%
* Excluding money market fund holdings, if any.

C000209135 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Gold & Special Minerals Fund
Class Name	Class C
Trading Symbol	OGMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Gold & Special Minerals Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Gold & Special Minerals Fund (Class C)	$105	1.71%
*	Annualized.

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.71%	[62]
Net Assets	$ 3,575,008,201
Holdings Count | Holding	84
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$3,575,008,201
Total number of portfolio holdings	84
Portfolio turnover rate	69%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Newmont Corp.	11.54%
Agnico Eagle Mines Ltd.	10.39%
Barrick Mining Corp.	4.76%
Franco-Nevada Corp.	4.49%
Gold Fields Ltd., ADR	4.42%
Wheaton Precious Metals Corp.	4.41%
Kinross Gold Corp.	4.35%
Zijin Mining Group Co. Ltd., H Shares	3.07%
AngloGold Ashanti PLC	3.05%
Northern Star Resources Ltd.	2.96%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Newmont Corp.	11.54%
Agnico Eagle Mines Ltd.	10.39%
Barrick Mining Corp.	4.76%
Franco-Nevada Corp.	4.49%
Gold Fields Ltd., ADR	4.42%
Wheaton Precious Metals Corp.	4.41%
Kinross Gold Corp.	4.35%
Zijin Mining Group Co. Ltd., H Shares	3.07%
AngloGold Ashanti PLC	3.05%
Northern Star Resources Ltd.	2.96%
* Excluding money market fund holdings, if any.

C000209140 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Gold & Special Minerals Fund
Class Name	Class A
Trading Symbol	OPGSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Gold & Special Minerals Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Gold & Special Minerals Fund (Class A)	$58	0.95%
*	Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.95%	[63]
Net Assets	$ 3,575,008,201
Holdings Count | Holding	84
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$3,575,008,201
Total number of portfolio holdings	84
Portfolio turnover rate	69%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Newmont Corp.	11.54%
Agnico Eagle Mines Ltd.	10.39%
Barrick Mining Corp.	4.76%
Franco-Nevada Corp.	4.49%
Gold Fields Ltd., ADR	4.42%
Wheaton Precious Metals Corp.	4.41%
Kinross Gold Corp.	4.35%
Zijin Mining Group Co. Ltd., H Shares	3.07%
AngloGold Ashanti PLC	3.05%
Northern Star Resources Ltd.	2.96%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Newmont Corp.	11.54%
Agnico Eagle Mines Ltd.	10.39%
Barrick Mining Corp.	4.76%
Franco-Nevada Corp.	4.49%
Gold Fields Ltd., ADR	4.42%
Wheaton Precious Metals Corp.	4.41%
Kinross Gold Corp.	4.35%
Zijin Mining Group Co. Ltd., H Shares	3.07%
AngloGold Ashanti PLC	3.05%
Northern Star Resources Ltd.	2.96%
* Excluding money market fund holdings, if any.

C000209146 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Comstock Select Fund
Class Name	Class A
Trading Symbol	CGRWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Comstock Select Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Comstock Select Fund (Class A)	$50	0.92%
*	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.92%	[64]
Net Assets	$ 783,627,748
Holdings Count | Holding	34
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$783,627,748
Total number of portfolio holdings	34
Portfolio turnover rate	27%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
CVS Health Corp.	6.30%
Bank of America Corp.	5.08%
State Street Corp.	4.83%
Intel Corp.	3.99%
Textron, Inc.	3.97%
Merck & Co., Inc.	3.96%
FedEx Corp.	3.87%
Huntington Bancshares, Inc.	3.82%
Cisco Systems, Inc.	3.78%
Reckitt Benckiser Group PLC	3.54%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
CVS Health Corp.	6.30%
Bank of America Corp.	5.08%
State Street Corp.	4.83%
Intel Corp.	3.99%
Textron, Inc.	3.97%
Merck & Co., Inc.	3.96%
FedEx Corp.	3.87%
Huntington Bancshares, Inc.	3.82%
Cisco Systems, Inc.	3.78%
Reckitt Benckiser Group PLC	3.54%
* Excluding money market fund holdings, if any.

C000209141 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Comstock Select Fund
Class Name	Class C
Trading Symbol	CGRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Comstock Select Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Comstock Select Fund (Class C)	$91	1.68%
*	Annualized.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.68%	[65]
Net Assets	$ 783,627,748
Holdings Count | Holding	34
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$783,627,748
Total number of portfolio holdings	34
Portfolio turnover rate	27%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
CVS Health Corp.	6.30%
Bank of America Corp.	5.08%
State Street Corp.	4.83%
Intel Corp.	3.99%
Textron, Inc.	3.97%
Merck & Co., Inc.	3.96%
FedEx Corp.	3.87%
Huntington Bancshares, Inc.	3.82%
Cisco Systems, Inc.	3.78%
Reckitt Benckiser Group PLC	3.54%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
CVS Health Corp.	6.30%
Bank of America Corp.	5.08%
State Street Corp.	4.83%
Intel Corp.	3.99%
Textron, Inc.	3.97%
Merck & Co., Inc.	3.96%
FedEx Corp.	3.87%
Huntington Bancshares, Inc.	3.82%
Cisco Systems, Inc.	3.78%
Reckitt Benckiser Group PLC	3.54%
* Excluding money market fund holdings, if any.

C000209142 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Comstock Select Fund
Class Name	Class R
Trading Symbol	CGRNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Comstock Select Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Comstock Select Fund (Class R)	$64	1.18%
*	Annualized.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.18%	[66]
Net Assets	$ 783,627,748
Holdings Count | Holding	34
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$783,627,748
Total number of portfolio holdings	34
Portfolio turnover rate	27%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
CVS Health Corp.	6.30%
Bank of America Corp.	5.08%
State Street Corp.	4.83%
Intel Corp.	3.99%
Textron, Inc.	3.97%
Merck & Co., Inc.	3.96%
FedEx Corp.	3.87%
Huntington Bancshares, Inc.	3.82%
Cisco Systems, Inc.	3.78%
Reckitt Benckiser Group PLC	3.54%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
CVS Health Corp.	6.30%
Bank of America Corp.	5.08%
State Street Corp.	4.83%
Intel Corp.	3.99%
Textron, Inc.	3.97%
Merck & Co., Inc.	3.96%
FedEx Corp.	3.87%
Huntington Bancshares, Inc.	3.82%
Cisco Systems, Inc.	3.78%
Reckitt Benckiser Group PLC	3.54%
* Excluding money market fund holdings, if any.

C000209144 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Comstock Select Fund
Class Name	Class Y
Trading Symbol	CGRYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Comstock Select Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Comstock Select Fund (Class Y)	$37	0.68%
*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.68%	[67]
Net Assets	$ 783,627,748
Holdings Count | Holding	34
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$783,627,748
Total number of portfolio holdings	34
Portfolio turnover rate	27%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
CVS Health Corp.	6.30%
Bank of America Corp.	5.08%
State Street Corp.	4.83%
Intel Corp.	3.99%
Textron, Inc.	3.97%
Merck & Co., Inc.	3.96%
FedEx Corp.	3.87%
Huntington Bancshares, Inc.	3.82%
Cisco Systems, Inc.	3.78%
Reckitt Benckiser Group PLC	3.54%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
CVS Health Corp.	6.30%
Bank of America Corp.	5.08%
State Street Corp.	4.83%
Intel Corp.	3.99%
Textron, Inc.	3.97%
Merck & Co., Inc.	3.96%
FedEx Corp.	3.87%
Huntington Bancshares, Inc.	3.82%
Cisco Systems, Inc.	3.78%
Reckitt Benckiser Group PLC	3.54%
* Excluding money market fund holdings, if any.

C000209145 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Comstock Select Fund
Class Name	Class R5
Trading Symbol	IOVVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Comstock Select Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Comstock Select Fund (Class R5)	$32	0.59%
*	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.59%	[68]
Net Assets	$ 783,627,748
Holdings Count | Holding	34
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$783,627,748
Total number of portfolio holdings	34
Portfolio turnover rate	27%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
CVS Health Corp.	6.30%
Bank of America Corp.	5.08%
State Street Corp.	4.83%
Intel Corp.	3.99%
Textron, Inc.	3.97%
Merck & Co., Inc.	3.96%
FedEx Corp.	3.87%
Huntington Bancshares, Inc.	3.82%
Cisco Systems, Inc.	3.78%
Reckitt Benckiser Group PLC	3.54%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
CVS Health Corp.	6.30%
Bank of America Corp.	5.08%
State Street Corp.	4.83%
Intel Corp.	3.99%
Textron, Inc.	3.97%
Merck & Co., Inc.	3.96%
FedEx Corp.	3.87%
Huntington Bancshares, Inc.	3.82%
Cisco Systems, Inc.	3.78%
Reckitt Benckiser Group PLC	3.54%
* Excluding money market fund holdings, if any.

C000209143 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Comstock Select Fund
Class Name	Class R6
Trading Symbol	OGRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Comstock Select Fund (the “Fund”) for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Comstock Select Fund (Class R6)	$32	0.59%
*	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.59%	[69]
Net Assets	$ 783,627,748
Holdings Count | Holding	34
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$783,627,748
Total number of portfolio holdings	34
Portfolio turnover rate	27%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
CVS Health Corp.	6.30%
Bank of America Corp.	5.08%
State Street Corp.	4.83%
Intel Corp.	3.99%
Textron, Inc.	3.97%
Merck & Co., Inc.	3.96%
FedEx Corp.	3.87%
Huntington Bancshares, Inc.	3.82%
Cisco Systems, Inc.	3.78%
Reckitt Benckiser Group PLC	3.54%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
CVS Health Corp.	6.30%
Bank of America Corp.	5.08%
State Street Corp.	4.83%
Intel Corp.	3.99%
Textron, Inc.	3.97%
Merck & Co., Inc.	3.96%
FedEx Corp.	3.87%
Huntington Bancshares, Inc.	3.82%
Cisco Systems, Inc.	3.78%
Reckitt Benckiser Group PLC	3.54%
* Excluding money market fund holdings, if any.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[5]	Annualized.
[6]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[7]	For the period September 30, 2025 (commencement of operations) to October 31, 2025. Expenses for a full reporting period would be higher.
[8]	Annualized.
[9]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[10]	Annualized.
[11]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[12]	Annualized.
[13]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[14]	Annualized.
[15]	Annualized.
[16]	For the period September 30, 2025 (commencement of operations) to October 31,2025. Expenses for a full reporting period would be higher.
[17]	Annualized.
[18]	Annualized.
[19]	Annualized.
[20]	Annualized.
[21]	Annualized.
[22]	Annualized.
[23]	Annualized.
[24]	Annualized.
[25]	Annualized.
[26]	Annualized.
[27]	Annualized.
[28]	Annualized.
[29]	Annualized.
[30]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[31]	Annualized.
[32]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[33]	Annualized.
[34]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[35]	Annualized.
[36]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[37]	Annualized.
[38]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[39]	Annualized.
[40]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[41]	Annualized.
[42]	Annualized.
[43]	Annualized.
[44]	Annualized.
[45]	Annualized.
[46]	Annualized.
[47]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[48]	Annualized.
[49]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[50]	Annualized.
[51]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[52]	Annualized.
[53]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[54]	Annualized.
[55]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[56]	Annualized.
[57]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[58]	Annualized.
[59]	Annualized.
[60]	Annualized.
[61]	Annualized.
[62]	Annualized.
[63]	Annualized.
[64]	Annualized.
[65]	Annualized.
[66]	Annualized.
[67]	Annualized.
[68]	Annualized.
[69]	Annualized.